Reinsurance	12 Months Ended
Dec. 31, 2017
Reinsurance Disclosures [Abstract]
REINSURANCE
REINSURANCE
In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2017	2016
Ceded future policyholder benefits and expense	$294.0	$289.3
Ceded unearned premium	2.9	3.2
Ceded claims and benefits payable	88.6	95.9
Ceded paid losses	0.3	0.5
Total	$385.8	$388.9

A key credit quality indicator for reinsurance is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer’s ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually. The following table provides the reinsurance recoverable as of December 31, 2017 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$288.1	$2.9	$88.5	$0.2	$379.7
B++ or B+	5.9	—	—	—	5.9
Not rated	—	—	0.1	0.1	0.2
Total Reinsurance recoverable	$294.0	$2.9	$88.6	$0.3	$385.8

A.M. Best ratings for Sun Life, The Hartford and John Hancock, the reinsurers with the largest reinsurance recoverable balances, are A+, B++ and A+, respectively as of December 31, 2017. As of December 31, 2017, A.M. Best has a stable outlook on the financial strength ratings of John Hancock and Sun Life. The A.M. Best ratings for The Hartford are currently under review with developing implications. The total amount of recoverable for these three reinsurers is $384.5 million as of December 31, 2017. Most of the assets backing reserves relating to reinsurance recoverables from these 3 counterparties are held in trust.
An allowance for doubtful accounts related to reinsurance recoverables is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions. As of December 31, 2017, the Company does not have an allowance for doubtful accounts balance for these reinsurance recoverables.
The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2017			2016			2015
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$8.4	$18.5	$26.9	$9.4	$15.4	$24.8	$9.1	$17.3	$26.4
Premiums assumed	—	0.3	0.3	—	2.6	2.6	—	5.3	5.3
Premiums ceded	(8.4)	(17.8)	(26.2)	(9.4)	(13.5)	(22.9)	(9.1)	(0.9)	(10.0)
Net earned premiums	$—	$1.0	$1.0	$—	$4.5	$4.5	$—	$21.7	$21.7
Direct policyholder benefits	$27.0	$10.8	$37.8	$92.1	$9.0	$101.1	$20.4	$11.0	$31.4
Policyholder benefits assumed	—	—	—	0.2	1.8	2.0	—	6.0	6.0
Policyholder benefits ceded	(27.0)	(10.4)	(37.4)	(92.3)	(7.8)	(100.1)	(20.4)	(0.7)	(21.1)
Net policyholder benefits	$—	$0.4	$0.4	$—	$3.0	$3.0	$—	$16.3	$16.3

The Company utilizes ceded reinsurance for loss protection and capital management, business dispositions, client risk and profit sharing.
Business Divestitures
As referenced in Note 1, the Company has used reinsurance to exit certain businesses, including for the disposals of AEB, FFG and LTC.
If these reinsurers became insolvent, the Company would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The following table presents the reinsurance recoverable from Sun Life, The Hartford, John Hancock and other reinsurers as of December 31, 2017 and 2016.

	Years Ended December 31,
Reinsurer	2017	2016
John Hancock	$340.7	$327.5
Sun Life	37.9	54.4
The Hartford	5.9	5.6
Other reinsurers	1.3	1.4
Total	$385.8	$388.9

The largest risk is with John Hancock. As of December 31, 2017 there is $476.9 million held in trust to support the coinsurance arrangement. If the value of the assets in this trust falls below the value of the associated liabilities, John Hancock will be required to put more assets in the trust.
The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.
In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. The Company does not currently have the administrative systems and capabilities to process this business. Accordingly, the Company would need to obtain those capabilities in the event of an insolvency of 1 or more of the reinsurers of these businesses. The Company might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.
As of December 31, 2017, the Company was not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of Sun Life, The Hartford or John Hancock that reinsure the AEB, FFG and LTC businesses and the Company has not been obligated to fulfill any of such reinsurers’ obligations.
Sun Life, John Hancock and The Hartford have paid their obligations when due and there have been no disputes.